14. Going Concern	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
14. Going Concern

Note 14 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $(13,086,489) and net cash used in operations of $(2,865,936) for the nine-months ended September 30, 2015; and a working capital deficit and stockholders’ deficit of $(15,493,415) at September 30, 2015. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on management's plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including convertible debt and/or other term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company may require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company’s currently available cash along with anticipated revenues may not be sufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Quarter One Report [Member]
14. Going Concern

Note 13 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $1,543,415 and net cash used in operations of $1,423,976 for the three months ended March 31, 2015; and a working capital deficit and stockholders’ deficit of $6,186,587 and $5,850,064 respectively, at March 31, 2015 and December 31, 2014. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including convertible debt and/or other term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company may require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company’s currently available cash along with anticipated revenues may not be sufficient to meet its cash needs for the near future.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.